Document and Entity Information	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	MACQUARIE INFRASTRUCTURE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32384
Entity Tax Identification Number	43-2052503
Entity Address, Address Line One	125 West 55th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001289790
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MIC
Security Exchange Name	NYSE